TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Jun. 30, 2021
TRADE ACCOUNTS RECEIVABLE, NET
TRADE ACCOUNTS RECEIVABLE, NET

NOTE 4. TRADE ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	June 30,	June 30,	June 30,
	2020	2021	2021
Third Parties	RMB	RMB	U.S. Dollars
Trade accounts receivable	¥51,679,627	¥31,669,331	$4,904,001
Allowance for credit losses	(3,435,612)	(4,982,443)	(771,531)
Total third-parties, net	¥48,244,015	¥26,686,888	$4,132,470

	June 30,	June 30,	June 30,
	2020	2021	2021
Related Party	RMB	RMB	U.S. Dollars
Urumqi Yikeli Automatic Control Equipment Co., Ltd.	¥3,409,912	¥—	$—
Allowance for credit losses	(340,992)	—	—
Total related-party, net	¥3,068,920	¥—	$—

	June 30,	June 30,	June 30,
	2020	2021	2021
Third Parties- long-term	RMB	RMB	U.S. Dollars
Trade accounts receivable	¥2,072,900	¥4,332,984	$670,963
Allowance for credit losses	(2,072,900)	(4,332,984)	(670,963)
Total third-parties, net	¥—	¥—	$—

Provision for credit losses of accounts receivable due from third parties was ¥392,929, ¥2,204,170 and ¥3,730,606 ($577,685) for the years ended June 30, 2019, 2020 and 2021, respectively.

The increase in for credit losses of accounts receivable due from third parties was mainly resulted by additional provision made for long outstanding account receivables. The payments of the Company’s outstanding balances were extended by our oilfield customers, hence, on a prudent basis, the Company recorded allowance for credit losses according to its general accounting policy. Currently, the Company makes great efforts to prevent any not-collection of receivables from our customers, approximately 44.8%, or ¥16,111,105 ($2,494,808) of outstanding balance as of June 30, 2020 has been collected as of the date of the report.

Provision for credit losses made for accounts receivable due from related-party was ¥nil and ¥340,992 for the years ended June 30, 2019 and 2020, respectively, while net recovery of provision for credit losses made for accounts receivable due from related-party was ¥340,992 ($52,803) for the year ended June 30, 2021. The Company records allowance for credit losses of related-party according to its general accounting policy, while the Company also makes great efforts to prevent any not-collection of receivables from related party. The outstanding balance as of June 30, 2020 was fully collected during the year ended June 30, 2021.

Movement of allowance for credit losses is as follows:

	June 30,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	U.S. Dollars
Beginning balance	¥3,645,334	¥5,849,504	$905,796
Charge to expense	2,204,170	3,730,606	577,684
Less: write-off	—	(254,853)	(39,464)
Foreign currency translation adjustments	—	(9,830)	(1,522)
Ending balance	¥5,849,504	¥9,315,427	$1,442,494